Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 140,477	$ 124,185	$ 120,895
Grants received	134,380	77,118
Equipment produced for self use	$ 143,558	$ 130,300